FAIR VALUE MEASUREMENT (Details) - Interest rate swap	12 Months Ended
	Dec. 31, 2016 GBP (£) Institution	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Notional amount		$ 47,400,000
Derivative liabilities		$ 2,170,000
Designated as hedging instruments | Cash flow hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Number of financial institutions | Institution	2
Notional amount	£ 78,400,000			$ 96,800,000
Total notional			$ 399,000,000.0